Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2012	Dec. 26, 2010	Jan. 01, 2012	Dec. 26, 2010	Apr. 03, 2011	Mar. 28, 2010	Mar. 29, 2009
Consolidated Statements Of Operations [Abstract]
Net revenue	$ 41,229	$ 27,170	$ 119,890	$ 72,695	$ 96,547	$ 79,556	$ 29,025
Cost of revenue	18,538	11,827	52,919	33,014	43,647	36,073	15,548
Gross profit	22,691	15,343	66,971	39,681	52,900	43,483	13,477
Operating expenses:
Research and development	4,758	3,792	14,099	11,380	15,826	13,085	8,545
Selling, general and administrative	4,427	4,863	12,836	11,478	15,596	8,427	4,632
Total operating expenses	9,185	8,655	26,935	22,858	31,422	21,512	13,177
Income from operations	13,506	6,688	40,036	16,823	21,478	21,971	300
Other income (expense):
Change in fair value of warrant liabilities				(4,025)	(4,025)	(6,363)
Other income (expense), net	(43)	(16)	166	(1)	31	(67)	(66)
Other income (expense)- net	(43)	(16)	166	(4,026)	(3,994)	(6,430)	(66)
Income before income taxes	13,463	6,672	40,202	12,797	17,484	15,541	234
Income tax provision	2,887	1,955	9,147	5,998	8,137	399	38
Net income	10,576	4,717	31,055	6,799	9,347	15,142	196
Net income allocable to preferred stockholders	5,157	3,684	20,618	5,631	7,716	12,150	196
Net income attributable to common stockholders	$ 5,419	$ 1,033	$ 10,437	$ 1,168	$ 1,631	$ 2,992
Basic	$ 0.11	$ 0.06	$ 0.36	$ 0.07	$ 0.09	$ 0.18
Diluted	$ 0.10	$ 0.05	$ 0.34	$ 0.06	$ 0.08	$ 0.17
Weighted average shares outstanding in computing net income per share attributable to common stockholders:
Basic	49,890	17,815	28,770	17,575	17,592	16,542	15,430
Diluted	55,294	22,281	33,591	22,144	22,202	20,867	17,519
Pro forma net income per share of common stock:
Basic	$ 0.14		$ 0.44		$ 0.14
Diluted	$ 0.13		$ 0.41		$ 0.13
Weighted average shares outstanding pro forma
Basic	74,541		70,976		67,903
Diluted	80,387		76,679		74,079